PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Freehold land	Buildings	Leasehold improvement	Machinery and equipment	Computer and office equipment	Transportation equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2023
At January 1, 2023
Cost	2,889	45,075	21,974	42,576	3,638	41	14,184	130,377
Accumulated depreciation	—	(2,348)	(5,807)	(14,806)	(2,231)	(17)	—	(25,209)
Net carrying amount	2,889	42,727	16,167	27,770	1,407	24	14,184	105,168
At January 1, 2023, net of accumulated depreciation	2,889	42,727	16,167	27,770	1,407	24	14,184	105,168
Additions	—	238	156	48	6	—	14,616	15,064
Disposals	—	—	(87)	(77)	(1)	—	—	(165)
Depreciation provided during the year	—	(1,493)	(2,603)	(6,033)	(571)	(4)	—	(10,704)
Exchange realignment	—	(116)	(91)	(253)	(4)	(1)	(173)	(638)
Transfers	—	20,344	1,249	3,778	217	—	(25,588)	—
At December 31, 2023, net of accumulated depreciation	2,889	61,700	14,791	25,233	1,054	19	3,039	108,725
At December 31, 2023:
Cost	2,889	65,540	23,117	45,480	3,622	40	3,039	143,727
Accumulated depreciation	—	(3,840)	(8,326)	(20,247)	(2,568)	(21)	—	(35,002)
Net carrying amount	2,889	61,700	14,791	25,233	1,054	19	3,039	108,725

	Freehold land	Buildings	Leasehold improvement	Machinery and equipment	Computer, fixtures and office equipment	Transportation equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2022
At January 1, 2022
Cost	2,889	16,011	20,908	35,251	2,977	45	41,367	119,448
Accumulated depreciation	—	(1,360)	(3,503)	(10,432)	(1,633)	(14)	—	(16,942)
Net carrying amount	2,889	14,651	17,405	24,819	1,344	31	41,367	102,506
At January 1, 2022, net of accumulated depreciation	2,889	14,651	17,405	24,819	1,344	31	41,367	102,506
Additions	—	1,732	522	583	34	—	14,346	17,217
Disposals	—	—	—	(122)	(14)	—	(406)	(542)
Depreciation provided during the year	—	(988)	(2,566)	(5,818)	(797)	(4)	—	(10,173)
Exchange realignment	—	—	(1,164)	(1,802)	(32)	(3)	(839)	(3,840)
Transfers	—	27,332	1,970	10,110	872	—	(40,284)	—
At December 31, 2022, net of accumulated depreciation	2,889	42,727	16,167	27,770	1,407	24	14,184	105,168
At December 31, 2022:
Cost	2,889	45,075	21,974	42,576	3,638	41	14,184	130,377
Accumulated depreciation	—	(2,348)	(5,807)	(14,806)	(2,231)	(17)	—	(25,209)
Net carrying amount	2,889	42,727	16,167	27,770	1,407	24	14,184	105,168